Fair Value of Financial Instruments (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
Note 6 - Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, warrants, and contingent consideration.

Pursuant to the requirements of ASC Topic 820 Fair Value Measurement, the Company’s financial assets and liabilities measured at fair value on a recurring basis are classified and disclosed in one of the following three categories:

•	Level 1 - Financial instruments with unadjusted quoted prices listed on active market exchanges.

•
Level 2 - Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over the counter traded financial instruments. The prices for the financial instruments are determined using prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

•
Level 3 - Financial instruments that are not actively traded on a market exchange. This category includes situations where there is little, if any, market activity for the financial instrument. The prices are determined using significant unobservable inputs or valuation techniques.

The fair value of the Company’s common stock warrant liability related to the Original Warrants was calculated using a Monte Carlo valuation model and was classified as Level 3 in the fair value hierarchy. All Original Warrants were exercised during the nine months ended September 30, 2017. The fair value of the Company’s warrant liability related to the placement agent warrants was calculated using a Black Scholes valuation model and is classified as Level 3 in the fair value hierarchy. The following is a rollforward of the fair value of Level 3 warrants:

Nine months ended September 30, 2017 (in thousands)
Balance December 31, 2016	$1,843
Change in fair value	(1,469)
Exercise of warrants	(368)
Ending balance as of September 30, 2017	$6

Fair values were calculated using the following assumptions:

	As of Dec. 31, 2016	As of date of exercise
Risk-free interest rates, adjusted for continuous compounding	1.47/1.96%	1.45-1.99%
Term (years)	3.1/5.3	2.84-5.50
Expected volatility	55.3/49.8%	49.9-58.5%
Dates and probability of future equity raises	various	various

The fair value of the Company’s contingent consideration related to the acquisition of the Aquadex Business from Baxter in August 2016 (see Note 8 – Commitments and Contingencies), was $126,000 as of both September 30, 2018 and December 31, 2017. The fair value was initially measured based on the consideration expected to be transferred (probability-weighted), discounted back to present value, and it is considered a Level 3 instrument. The discount rate used was determined at the time of measurement in accordance with accepted valuation methods. The Company measures the liability on a recurring basis using Level 3 inputs including probabilities of payment and projected payment dates. Changes to any of the inputs may result in significantly higher or lower fair value measurements. There were no changes in the fair value of the contingent consideration subsequent to the initial measurement.

All cash equivalents are considered Level 1 measurements for all periods presented. The Company does not have any financial instruments classified as Level 2 or any other classified as Level 3 and there were no movements between these categories during the periods ended September 30, 2018 and December 31, 2017. The Company believes that the carrying amounts of all remaining financial instruments approximate their fair value due to their relatively short maturities.

Note 8 - Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, warrants, and contingent consideration.

Pursuant to the requirements of ASC Topic 820 “Fair Value Measurement,” the Company’s financial assets and liabilities measured at fair value on a recurring basis are classified and disclosed in one of the following three categories:

•	Level 1 - Financial instruments with unadjusted quoted prices listed on active market exchanges.
•	Level 2 - Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over the counter traded financial instruments. The prices for the financial instruments are determined using prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.
•	Level 3 - Financial instruments that are not actively traded on a market exchange. This category includes situations where there is little, if any, market activity for the financial instrument. The prices are determined using significant unobservable inputs or valuation techniques.

The fair value of the Company’s common stock warrant liability related to the investor warrants was calculated using a Monte Carlo valuation model and was classified as Level 3 in the fair value hierarchy. The fair value of the Company’s common stock warrant liability related to the placement agent warrants is calculated using a Black Scholes option pricing model and is classified as Level 3 in the fair value hierarchy.

The following is a rollforward of the fair value of Level 3 warrants:

(in thousands)
July 26, 2016 warrant issuance	$1,883
November 3, 2016 warrant issuance	778
Change in fair value	(818)
Ending balance December 31, 2016	1,843
Change in fair value	(1,475)
Exercise of warrants	(368)
Ending balance as of December 31, 2017	$—

Fair values were calculated using the following assumptions:

	July 26, 2016	Nov. 3, 2016	Dec. 31, 2016
Risk-free interest rates, adjusted for continuous compounding	0.94%	1.33%	1.47/1.96%
Term (years)	3.5	5.5	3.1/5.3
Expected volatility	78%	41.4%	55.3/49.8%
Dates and probability of future equity raises	various	various	various

A significant change in the inputs used for the Monte Carlo and Black Scholes option pricing models such as the expected volatility, bond yield of equivalent securities, or probability of future equity financings, in isolation, would result in significantly higher or lower fair value measurements. In combination, changes in these inputs could result in a significantly higher or lower fair value measurement if the input changes were to be aligned or could result in a minimally higher or lower fair value measurement if the input changes were of a compensating nature.

The fair value of the Company’s contingent consideration, as described in Note 2, was initially measured based on the consideration expected to be transferred (probability-weighted), discounted back to present value, and it is considered a Level 3 instrument. The discount rate used was determined at the time of measurement in accordance with accepted valuation methods. The Company measures the liability on a recurring basis using Level 3 inputs including probabilities of payment and projected payment dates. Changes to any of the inputs may result in significantly higher or lower fair value measurements. There were no changes in the fair value of the contingent consideration subsequent to the initial measurement.

All cash equivalents are considered Level 1 measurements for all periods presented. The Company does not have any financial instruments classified as Level 2 or any other classified as Level 3 and there were no movements between these categories during the periods ended December 31, 2017 and 2016. The Company believes that the carrying amounts of all remaining financial instruments approximate their fair value due to their relatively short maturities.